General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
General and Administrative Expenses (Details) [Line Items]
Professional Fees	$ 1,110,688
Maximum [Member]
General and Administrative Expenses (Details) [Line Items]
Professional Fees		$ 1,110,562
Minimum [Member]
General and Administrative Expenses (Details) [Line Items]
Professional Fees		$ 126